Capital and Other Components of Equity - Schedule of Non-Controlling Interest, Net of Tax (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Non-controlling interests net of tax [abstract]
Balance at the beginning of the year	$ 14,416,559	$ 17,068,501	$ 18,388,204
Equity attributable to non-controlling interests:
Loss for the year	(2,413,718)	(2,177,869)	(2,120,737)
Adjustment of changes in ownership of investees	110,028	(20,998)	(6,421)
Foreign currency translation differences	(404,575)	(306,963)	(355,700)
Unrealized losses on financial assets at FVTOCI	0	(1,474)	0
Remeasurement of defined benefit plans	0	0	201
Effect of disposal of interest in subsidiary to non-controlling interests	0	0	1,258,788
Effect of acquisition of non-controlling interests	(389,430)	0	0
Proceeds from subsidiaries capital increase and others	(13,957)	(144,638)	(95,834)
Balance at the end of the year	$ 11,304,907	$ 14,416,559	$ 17,068,501